Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES
Net income	$ (188,991)	$ (289,457)
Items not involving cash:
Depreciation of property and equipment	5,665	5,236
Amortization of intangible assets	0	3,943
Stock-based compensation	843	32,342
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(13,102)	(2,679)
Decrease (increase) in investment tax credits	192,276	220,674
Decrease (increase) in prepaid expenses	7,192	7,267
Increase (decrease) in accounts payable	2,634	656
Increase (decrease) in accrued liabilities	(21,947)	(20,753)
Increase (decrease) in deferred revenue	(39,007)	(74,971)
Cash flows provided by operating activities	(54,437)	(117,742)
INVESTING ACTIVITIES
Purchase of property and equipment	(6,237)	(5,237)
Purchase of investment		(111,990)
Cash flows used in investing activities	(6,237)	(117,227)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(7,438)	(97,219)
Increase in cash and cash equivalents	(68,112)	(332,188)
Cash and cash equivalents, beginning of period	472,317	1,028,381
Cash and cash equivalents, end of period	$ 404,205	$ 696,193